Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Y Hour Age Investment	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP compensation expense	$ 7,900,000	$ 21,200,000	$ 20,800,000
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	1,004,230
2011 stock awards pursuant to the SIP Plan	9,700,000
Common stock options reserved for issuance of Hudson city Bancorp , Inc.	36,323,960
Maximum period in which granted stock option expired	10 years
Wasting period of granted stock option	5 years
Vesting period of award		3 Years
Employee benefit plans (Textual) [Abstract]
Non-qualified retirement plan projected benefit obligation	23,300,000	19,500,000
Minimum years of service for eligibility for retiree health care and life insurance benefits	10 years
Accumulated benefit obligation for all defined benefit retirement plans	154,300,000	133,400,000
Time period to determine average return for the market value of assets	10 years
Assumed health care cost trend rate used to measure the expected cost of other benefits	8.00%
Percentage of change in assumed health care cost trend rate	1.00%
Decrease in assumed health care cost trend rate to minimum rate in 2019 (assumed to remain at minimum there after)	4.75% for 2019 and remain at that level thereafter
Defined benefit plan health care cost trend rate assumed for year five and after	4.75%
Equity portion of a static diversified portfolio	55.00%
Debt portion of a static diversified portfolio	35.00%
Cash portion of a static diversified portfolio	10.00%
Number of investment categories used to allocate funds	3
Percentage increments to adjust investment category allocations	5.00%
Equity portion in retirement plan Fund, Minimum Range	40.00%
Equity portion in retirement plan Fund, Maximum Range	70.00%
Debt portion in retirement plan Fund, Minimum Range	25.00%
Debt portion in retirement plan Fund, Maximum Range	55.00%
Money market portion in retirement plan Fund, Minimum Range	0.00%
Money market portion in retirement plan Fund, Maximum Range	25.00%
Hudson City Bancorp, Inc. common stock held in equity securities (percentage of total plan assets)	3.00%	5.90%
Hudson City Bancorp, Inc. common stock held in equity securities (dollar value)	4,400,000	8,900,000
Cash contribution used to initially purchase Hudson City Bancorp, Inc. common stock held in equity securities	6,000,000
Percentage at which plan may not purchase common stock	10.00%
Percentage at which rebalancing required	20.00%
Conditions on repurchase of common stock	Plan may not purchase our common stock if, after the purchase, the fair value of our common stock held by the plan equals or exceeds 10% of the fair value of plan assets
Rebalancing of plan assets	Company reviews with plan administrator the rebalancing of plan assets if the fair value of our common stock held by the plan exceeds 20% of the fair value of the total plan assets
Eligibility for employee stock ownership plan	Employees are generally eligible to participate in the ESOP after one year of service providing they worked at least 1,000 hours and attained age 21
Minimum eligibility employment period for Tax-qualified profit sharing and savings plan	1
Minimum eligibility age for Tax-qualified profit sharing and savings plan	21
ESOP, working hours during the plan	1,000
ESOP, shares authorized to purchase following initial public offering	27,879,385
ESOP, additional shares authorized to purchase following second-step conversion	15,719,223
ESOP, aggregate shares purchased	43,598,608
ESOP, average price of aggregate shares purchased	$ 5.69
Combined outstanding loan principal	226,600,000
Term for loan repayment	40 years
ESOP, number of allocated shares to participants	962,185
ESOP, number of shares committed to be released and allocated to participants	11,846,514
Unallocated ESOP shares held in suspense	31,752,094
Fair market value of unallocated ESOP shares held in suspense	198,500,000
Per share weighted-average vesting date fair value of the shares vested	$ 9.50	$ 13.16	$ 12.56
Stock options granted to directors and employees including number of shares previously issued	36,503,507
Shares previously issued but forfeited	240,819
Compensation expense related to outstanding stock options	8,300,000	11,100,000	12,900,000
intrinsic value of options exercised	3,900,000	1,900,000	63,000,000
Options outstanding, total intrinsic value	495,000
Options exercisable, total intrinsic value	495,000
Total unearned compensation costs related to all nonvested awards of options and restricted stock not yet recognized	10,600,000
Unearned compensation costs related to all nonvested awards of options and restricted stock will be recognized over a weighted-average period	2.9
Total value of cash awards		250,000
Authorized performance based stock awards		20,661
Expense attributable to stock award	2,600,000	42,000
Incentive Plan Under Company Profitability [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expenses related to incentive plan	2,300,000	2,500,000	3,000,000
Incentive Plan Under Company Long Term Success and Financial Strength of Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expenses related to incentive plan	3,600,000	6,800,000	7,300,000
One to Five Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants made in prior years pursuant to the SIP plan	6,067,500
Two to Three Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants made in prior years pursuant to the SIP plan	17,052,500
Stock Incentive Plan 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	28,750,000
Grants made in prior years pursuant to the SIP plan	1,618,932
Options granted Expiration Period	10 years
RRP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	14,901,480
Purchase of Common stock	14,887,855
Purchase of Common stock, average price per share	$ 2.91
2010 stock awards pursuant to the SIP Plan	13,625
Vesting criterion for awards outstanding under RRP	vest in five annual installments commencing one year from the date of the award
SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized		847,750
Performance options to vest between April 2014 and July 2014	1,308,513
Retention Options to vest in April 2012	310,419
2010 stock awards pursuant to the SIP Plan		18,000
Stock Incentive Plan 2006 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	30,000,000
Grants made in prior years pursuant to the SIP plan	23,120,000
Options granted Expiration Period	10 years
Common stock options reserved for issuance of Hudson city Bancorp , Inc.	2,070,000
Vesting period of award	One to five years
Share based compensation arrangement by share based payment award award vesting period if financial performance measures	Two to Three
2009 Stock Awards [Member] | SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of the shares on the grant date	$ 12.03
Performance based stock awards vesting period	3 years
2010 stock awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expense related to Recognition and Retention Plans	3,500,000	3,800,000	4,600,000
2010 stock awards [Member] | SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of the shares on the grant date		$ 13.12
Performance based stock awards vesting period	3 years
ESOP restoration plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Accrued benefits for ESOP restoration plan	24,200,000	33,400,000
ESOP compensation expense	(8,700,000)	539,000	3,700,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss to be amortized from accumulated other comprehensive income	5,500,000
Estimated prior service cost (credit) to be amortized from accumulated other comprehensive income	358,000
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss to be amortized from accumulated other comprehensive income	1,200,000
Estimated prior service cost (credit) to be amortized from accumulated other comprehensive income	(1,600,000)
Employee benefit plans (Textual) [Abstract]
Non-qualified retirement plan projected benefit obligation	$ 51,721,000	$ 48,355,000	$ 34,221,000